Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
Long-term debt	¥ 100,602	¥ 100,751
Long-term debt and capital lease obligations	101,910	102,943
Less-Current portion due within one year	(674)	(1,124)
Long-term Debt and Capital Lease Obligations	101,236	101,819
Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	255	305
Yen Denominated zero coupon convertible bonds due 2015
Debt Instrument [Line Items]
Long-term debt	100,347	100,447
Capital Lease Obligations
Debt Instrument [Line Items]
Long-term capital lease obligations Due 2011 to 2017 in 2011, with interest from 0.18% to 12.43% per annum in 2011 Due 2012 to 2026 in 2012, with interest from 0.00% to 9.15% per annum in 2012	¥ 1,308	¥ 2,191